Ashland Global Holdings Inc.
50 E. RiverCenter Blvd.
Covington, KY 41011
jihenkel@ashland.com / 859.815.3409

November 6, 2017

Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Ladies & Gentlemen:

On behalf of Ashland Global Holdings Inc., submitted herewith for filing in electronic format is Ashland’s Form 8-K.

Please contact me at (859) 815-3049 in the event you have any questions regarding this transmission.

Very truly yours,

/s/ Jennifer I. Henkel
Jennifer I. Henkel
Counsel